CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Parenthetical] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Integrated contract revenue from related parties	$ 22,544	$ 4,659	$ 18,473
Products sales revenue from related parties	2,014	1,629	1,084
Costs of integrated contracts purchase from related parties	419	364	527
Sales Of Goods and Services To Related Parties Amount	914	1,953	949
Sales Revenue For Services From Related Parties	19	497	0
Costs and Expenses, Related Party	$ 41	$ 65	$ 66